INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.   INTANGIBLE ASSETS, NET

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,501
Brand name	116,600	116,600	16,748
Software	56,346	61,027	8,765
Domain name	1,329	1,329	191
Others	6,130	6,130	881
	190,854	195,535	28,086
Less: accumulated amortization	(47,044)	(73,948)	(10,621)
	143,810	121,587	17,465

Amortization expense of intangible assets was RMB16,342, RMB24,473 and RMB26,904 (US$3,864) for the years ended December 31, 2017, 2018 and 2019, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	USD
2020	17,210	2,472
2021	9,868	1,417
2022	6,952	999
2023	6,326	909
2024	6,245	897
	46,601	6,694

No impairment losses were recognized for the years ended December 31, 2017, 2018 and 2019, respectively.